Net Income Per Limited Partner Unit (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation Of Net Income (Loss) And Weighted Average Units
A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit is as follows:

	Years Ended December 31,
	2016	2015	2014
Income from continuing operations	$520	$1,012	$994
Less: Income (loss) from continuing operations attributable to noncontrolling interest	(487)	(176)	371
Income from continuing operations, net of noncontrolling interest	1,007	1,188	623
Less: General Partner’s interest in income from continuing operations	3	3	2
Less: Convertible Unitholders’ interest in net income from continuing operations	8	—	—
Less: Class D Unitholder’s interest in income from continuing operations	—	3	2
Income from continuing operations available to Limited Partners	$996	$1,182	$619
Basic Income from Continuing Operations per Limited Partner Unit:
Weighted average limited partner units	1,045.5	1,062.8	1,088.6
Basic income from continuing operations per Limited Partner unit	$0.95	$1.11	$0.57
Basic income (loss) from discontinued operations per Limited Partner unit	$(0.01)	$—	$0.01
Diluted Income from Continuing Operations per Limited Partner Unit:
Income from continuing operations available to Limited Partners	$996	$1,182	$619
Dilutive effect of equity-based compensation of subsidiaries, distributions to Class D Unitholder and Convertible Units	8	3	(2)
Diluted income from continuing operations available to Limited Partners	1,004	1,185	617
Weighted average limited partner units	1,045.5	1,062.8	1,088.6
Dilutive effect of unconverted unit awards and Convertible Units	33.1	1.6	2.2
Weighted average limited partner units, assuming dilutive effect of unvested unit awards	1,078.6	1,064.4	1,090.8
Diluted income from continuing operations per Limited Partner unit	$0.93	$1.11	$0.57
Diluted income (loss) from discontinued operations per Limited Partner unit	$(0.01)	$—	$0.01